Summary of Future Maturities of Long-Term Debt (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Debt Disclosure [Abstract]
2026 (remaining 6 months)	$ 9,776
2027	22,641
2028	6,201
2029	89
2030	23
Thereafter
Total payments	$ 38,730